Goodwill and Other Intangible Assets (Schedule of Other Intangible Assets) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 456,026	$ 461,799
Accumulated Amortization	(380,388)	(374,471)
Net Book Value	75,638	87,328
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	294,105	299,100
Accumulated Amortization	(254,881)	(252,136)
Net Book Value	39,224	46,964
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	15,839	15,142
Accumulated Amortization	(7,768)	(7,067)
Net Book Value	8,071	8,075
Trademarks and trade names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	26,004	25,991
Accumulated Amortization	(20,544)	(19,966)
Net Book Value	5,460	6,025
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	101,589	102,936
Accumulated Amortization	(78,706)	(76,813)
Net Book Value	22,883	26,123
Capitalized software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	18,489	18,630
Accumulated Amortization	(18,489)	(18,489)
Net Book Value		$ 141